Factoring Payable (Details) - USD ($)						9 Months Ended	12 Months Ended
	Dec. 20, 2023	Nov. 08, 2023	Oct. 13, 2023	Jul. 28, 2023	Jun. 21, 2023	Sep. 30, 2024	Dec. 31, 2023
Factoring Payable
Interest rate (in percent)						0.00%
iDoc
Factoring Payable
Amount of future receipts being sold	$ 228,000	$ 75,000		$ 140,000	$ 299,000
Net purchase price	150,000	111,000		100,000	207,639
Amount to be collected by purchase on weekly basis	$ 10,364	$ 6,937		$ 5,000	$ 7,475
Interest rate (in percent)	0.00%	0.00%		0.00%	0.00%
Loss on sale of future receipts	$ 78,000	$ 36,000		$ 40,000	$ 91,361
Administrative fees associated with processing the transaction	15,000	3,750		1,295	7,267
Factoring payable on current period	$ 136,873	$ 92,125		$ 52,189	$ 130,977
Future receipts sale agreement one | iDoc
Factoring Payable
Amount of future receipts being sold			$ 186,250
Net purchase price			125,000
Amount to be collected by purchase on weekly basis			$ 7,760
Interest rate (in percent)			0.00%
Loss on sale of future receipts							$ 61,250
Administrative fees associated with processing the transaction							7,546
Factoring payable on current period							$ 130,977
Future receipts sale agreement two | iDoc
Factoring Payable
Amount of future receipts being sold			$ 108,000
Net purchase price			75,000
Amount to be collected by purchase on weekly basis			$ 3,484
Interest rate (in percent)			0.00%
Loss on sale of future receipts			$ 33,000
Administrative fees associated with processing the transaction			1,740
Factoring payable on current period			$ 97,548